Summary of Significant Accounting Policies: Nature of Business (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Details
Entity Information, Date to Change Former Legal or Registered Name	Sep. 13, 2010	Sep. 13, 2010
Entity Information, Former Legal or Registered Name	Framewaves, Inc.	Framewaves, Inc.
Entity Incorporation, State Country Name	Nevada	Nevada